K&L|GATES	K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

December 23, 2008

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.

Washington, D.C. 20549

Re:	Eagle Capital Appreciation Fund
File Nos. 2-98634 and 811-4338
Post-Effective Amendment No. 34

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Capital Appreciation Fund (“Trust”) is Post-Effective Amendment No. 34 to the Trust’s currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to (1) reflect the new name of the Trust and the implementation of an internal reorganization of Heritage Asset Management, Inc. and Eagle Asset Management, Inc. that became effective on November 1, 2008; (2) modify the Trust’s 65% test from total assets to net assets; and (3) update other information and make other non-material changes to the Trust’s prospectus and statement of additional information. The Trust intends to file another amendment to its Registration Statement to include the Trust’s financial statements for the fiscal year ended October 31, 2008.

The Trust has elected that this filing be made effective March 1, 2009, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc: Susan L. Walzer
         Eagle Asset Management, Inc.